UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer             New York, New York            May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:   $358,455
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number               Name

1.         28-10735                          ZLP Master Utility Fund, Ltd.

2.         28-10775                          ZLP Master Opportunity Fund, Ltd.

3.         28-11923                          ZLP Fund, LP

                                                   FORM 13F INFORMATION TABLE
                                                        March 31, 2009


COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8

                               TITLE                        VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE  SHARED    NONE
--------------                 --------          -----      --------   -------   --- ----  ----------  -------- ----  ------    ----
ADVANTAGE ENERGY INCOME FD     TR UNIT           00762L101    2,430      999,800                       2,3
ALLEGHENY ENERGY INC           COM               017361106   26,949    1,163,100                       1,2
ALLIANT ENERGY CORP            COM               018802108   20,900      846,500                       1,2
ATLAS ENERGY RESOURCES LLC     COM               049303100      237       22,500                        3
ATMOS ENERGY CORP              COM               049560105   10,196      441,000                       1,2
AVISTA CORP                    COM               05379B107    8,681      630,000                       1,2
BUCKEYE GP HOLDINGS LP         COM UNITS LP      118167105   11,937      742,325                        3
CENTERPOINT ENERGY INC         COM               15189T107    2,592      248,500                       1,2
COPANO ENERGY L L C            COM UNITS         217202100    2,311      173,500                        3
DTE ENERGY CO                  COM               233331107   15,651      565,000                       1,2
DUKE ENERGY CORP NEW           COM               26441C105   10,740      750,000                       1,2
EAGLE ROCK ENERGY PARTNERS L   UNIT              26985R104    1,242      242,641                        3
EASTERN AMERN NAT GAS TR       SPERS RCT UNIT    276217106    5,888      234,969                        3
EDISON INTL                    COM               281020107   13,008      451,500                       1,2
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN    29273V100   17,068      807,768                        3
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN    29273R109    7,950      215,500                        3
ENTERGY CORP NEW               COM               29364G103   16,348      240,100                       1,2
GREAT PLAINS ENERGY INC        COM               391164100   27,097    2,011,641                       1,2
INERGY HLDGS L P               COM               45661Q107    1,161       38,124                        3
INERGY L P                     UNIT LTD PTNR     456615103    3,444      157,113                        3
KINDER MORGAN MANAGEMENT LLC   SHS               49455U100   21,255      521,460                       2,3
MV OIL TR                      TR UNITS          553859109    6,092      534,391                        3
NISOURCE INC                   COM               65473P105    2,940      300,000                       1,2
NORTHWESTERN CORP              COM NEW           668074305    3,458      161,000                       1,2
NRG ENERGY INC                 COM NEW           629377508    3,256      185,000                       1,2
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC    67059L102    7,966      386,513                        3
ORMAT TECHNOLOGIES INC         COM               686688102      261        9,500                        2
PG&E CORP                      COM               69331C108    5,924      155,000                       1,2
PEPCO HOLDINGS INC             COM               713291102   12,418      995,000                        2
PICO HLDGS INC                 COM NEW           693366205      583       19,400                        2
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN    726503105   13,817      375,871                       1,2
PNM RES INC                    COM               69349H107    1,185      143,500                       1,2
PORTLAND GEN ELEC CO           COM NEW           736508847    1,006       57,200                       1,2
PROGRESS ENERGY INC            COM               743263105   11,241      310,000                       1,2
PUBLIC SVC ENTERPRISE GROUP    COM               744573106   14,735      500,000                       1,2
SOUTHERN CO                    COM               842587107   18,908      617,500                       1,2
SOUTHERN UN CO NEW             COM               844030106    1,446       95,000                       1,2
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN    864482104    1,614       44,133                        3
SULPHCO INC                    COM               865378103    2,359    2,204,703                        2
SUNOCO LOGISTICS PRTNRS L P    COM UNITS         86764L108    1,777       34,457                        3
TEPPCO PARTNERS L P            UT LTD PARTNER    872384102      623       27,500                        3
UNITED STATES NATL GAS FUND    UNIT              912318102      403       26,500                        3
WESTAR ENERGY INC              COM               95709T100   12,729      726,100                       1,2
WESTERN GAS PARTNERS LP        COM UNIT LP IN    958254104    3,583      240,761                        3
WHITING USA TR I               TR UNIT           966389108    1,796      171,500                        3
WILLIAMS PARTNERS L P          COM UNIT L P      96950F104    1,252      112,200                        3
                                                            358,455

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